Average Annual Total Returns - First Trust Nasdaq Oil and Gas ETF	First Trust Nasdaq Oil and Gas ETF 1 Year	First Trust Nasdaq Oil and Gas ETF Since Inception	First Trust Nasdaq Oil and Gas ETF Inception Date	First Trust Nasdaq Oil and Gas ETF After tax on distributions 1 Year	First Trust Nasdaq Oil and Gas ETF After tax on distributions Since Inception	First Trust Nasdaq Oil and Gas ETF After tax on distributions and sale of fund shares 1 Year	First Trust Nasdaq Oil and Gas ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq US Smart Oil & Gas Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US Smart Oil & Gas Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Energy Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Energy Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(28.58%)	(9.99%)	Sep. 20, 2016	(29.17%)	(10.73%)	(16.97%)	(7.48%)	(28.29%)	(9.46%)	(29.44%)	(7.88%)	21.27%	16.63%